UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: June 30, 2013
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND - FDD

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 96.9%
               BELGIUM -- 5.2%
      103,016  Belgacom S.A.                    $    2,311,042
                                                --------------
               BERMUDA -- 3.8%
      221,699  Catlin Group Ltd.                     1,683,278
                                                --------------
               FINLAND -- 2.8%
      162,789  Sanoma Oyj                            1,259,705
                                                --------------
               FRANCE -- 14.8%
       52,903  Bouygues S.A.                         1,350,360
      216,878  France Telecom S.A.                   2,051,740
       34,764  SCOR SE                               1,066,776
       24,641  Total S.A.                            1,202,927
        3,835  Unibail-Rodamco SE                      893,532
                                                --------------
                                                     6,565,335
                                                --------------
               GERMANY -- 6.4%
      109,373  E. ON SE                              1,795,217
        5,624  Muenchener Rueckversicherungs-
                  Gesellschaft AG                    1,035,110
                                                --------------
                                                     2,830,327
                                                --------------
               ITALY -- 3.7%
      356,413  Snam S.p.A.                           1,623,728
                                                --------------
               NETHERLANDS -- 2.6%
       54,688  Wolters Kluwer N.V.                   1,157,100
                                                --------------
               SPAIN -- 4.7%
      325,063  Banco Santander S.A.                  2,074,114
                                                --------------
               SWEDEN -- 1.7%
       95,570  Ratos AB, Class B                       741,775
                                                --------------
               SWITZERLAND -- 11.8%
       11,366  Baloise Holding AG                    1,105,253
       17,880  Swiss Prime Site AG                   1,314,664
        2,229  Swisscom AG                             976,036
        7,020  Zurich Insurance Group AG             1,820,867
                                                --------------
                                                     5,216,820
                                                --------------
               UNITED KINGDOM -- 39.4%
       40,620  AstraZeneca PLC                       1,924,489
      303,431  BAE Systems PLC                       1,767,568
      380,174  Balfour Beatty PLC                    1,378,498
      417,560  Carillion PLC                         1,755,393
      128,248  Drax Group PLC                        1,136,224
       68,023  GlaxoSmithKline PLC                   1,705,024
       62,607  Provident Financial PLC               1,417,866
       44,418  Royal Dutch Shell PLC, Class B        1,470,061
    1,009,380  RSA Insurance Group PLC               1,826,918
       77,747  SSE PLC                               1,800,947
      125,901  United Utilities Group PLC            1,309,793
                                                --------------
                                                    17,492,781
                                                --------------
               TOTAL COMMON STOCKS -- 96.9%         42,956,005
               (Cost $45,101,421)


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               PREFERRED STOCK -- 3.2%
               GERMANY -- 3.2%
       45,397  RWE AG                           $    1,403,403
               (Cost $1,727,246)                --------------

               TOTAL INVESTMENTS -- 100.1%          44,359,408
               (Cost $46,828,667) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                  (24,868)
                                                --------------
               NET ASSETS -- 100.0%             $   44,334,540
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,129,032 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,598,291.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $42,956,005      $ --           $ --
Preferred Stock         1,403,403        --             --
                    ------------------------------------------
Total Investments     $44,359,408      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND - FDD

JUNE 30, 2013 (UNAUDITED)

                                      % OF
INDUSTRY                           NET ASSETS
---------------------------------------------
Insurance                             19.3%
Diversified Telecommunication
     Services                         12.0
Construction & Engineering            10.1
Pharmaceuticals                        8.2
Multi-Utilities                        7.2
Oil, Gas & Consumable Fuels            6.0
Media                                  5.4
Commercial Banks                       4.7
Electric Utilities                     4.1
Aerospace & Defense                    4.0
Gas Utilities                          3.7
Consumer Finance                       3.2
Real Estate Management &
     Development                       3.0
Water Utilities                        2.9
Independent Power Producers &
     Energy Traders                    2.6
Real Estate Investment Trusts          2.0
Capital Markets                        1.7
---------------------------------------------
TOTAL INVESTMENTS                    100.1
NET OTHER ASSETS AND LIABILITIES      (0.1)
                                    -------
TOTAL                                100.0%
                                    =======



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND - FFR

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.5%
               AUSTRALIA -- 7.0%
       55,028  BWP Trust                        $      113,234
      202,027  CFS Retail Property Trust               369,529
       33,627  Charter Hall Retail REIT                117,172
      240,169  Commonwealth Property Office Fund       241,612
      455,563  Dexus Property Group                    445,801
      129,998  Federation Centres Ltd.                 281,770
      175,315  Goodman Group                           782,434
      160,908  GPT Group                               565,090
      196,196  GPT Group, In Specie (b) (c) (d)              0
       58,437  Investa Office Fund                     155,521
      374,805  Mirvac Group                            550,161
      235,947  Stockland                               750,936
      212,070  Westfield Group                       2,218,780
      290,655  Westfield Retail Trust                  824,040
                                                --------------
                                                     7,416,080
                                                --------------
               AUSTRIA -- 0.1%
        7,462  CA Immobilien Anlagen AG                 86,037
        6,173  Conwert Immobilien Invest SE             61,034
                                                --------------
                                                       147,071
                                                --------------
               BELGIUM -- 0.4%
          899  Aedifica                                 55,584
        1,604  Befimmo S.C.A                           101,521
        1,582  Cofinimmo                               172,993
          668  Intervest Offices & Warehouses           15,555
          202  Leasinvest Real Estate S.C.A             17,356
        1,049  Warehouses De Pauw S.C.A                 66,428
          200  Wereldhave Belgium S.C.A                 21,972
                                                --------------
                                                       451,409
                                                --------------
               BERMUDA -- 1.0%
      119,922  Hongkong Land Holdings Ltd.             823,864
       65,587  Kerry Properties Ltd.                   257,070
                                                --------------
                                                     1,080,934
                                                --------------
               CANADA -- 4.4%
        6,942  Allied Properties Real Estate
                  Investment Trust                     211,290
       12,868  Artis Real Estate Investment
                  Trust                                184,877
        4,064  Boardwalk Real Estate Investment
                  Trust                                225,245
       25,612  Brookfield Office Properties,
                  Inc.                                 425,933
       10,395  Calloway Real Estate Investment
                  Trust                                254,118
       10,383  Canadian Apartment Properties
                  Real Estate Investment Trust         223,614
        6,928  Canadian Real Estate Investment
                  Trust                                286,883
       17,416  Chartwell Retirement Residences         162,452
       12,770  Cominar Real Estate Investment
                  Trust                                253,044


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               CANADA (CONTINUED)
        5,456  Crombie Real Estate Investment
                  Trust                         $       71,073
        9,558  Dundee International Real Estate
                  Investment Trust                      89,518
       10,651  Dundee Real Estate Investment
                  Trust, Class A                       330,559
        8,844  Extendicare, Inc.                        54,660
        8,451  First Capital Realty, Inc.              143,435
        4,799  Granite Real Estate Investment
                  Trust                                165,366
       26,267  H&R Real Estate Investment Trust        550,466
        8,691  InnVest Real Estate Investment
                  Trust                                 34,956
        5,225  Killam Properties, Inc.                  53,159
        3,607  Morguard Real Estate Investment
                  Trust                                 55,904
        3,269  Northern Property Real Estate
                  Investment Trust                      85,198
        3,072  NorthWest Healthcare Properties
                  Real Estate Investment Trust          33,504
       13,888  Pure Industrial Real Estate Trust        60,744
       30,318  RioCan Real Estate Investment
                  Trust                                728,474
                                                --------------
                                                     4,684,472
                                                --------------
               CAYMAN ISLANDS -- 0.9%
      128,138  Agile Property Holdings Ltd.            137,455
      372,748  Country Garden Holdings Co., Ltd.       195,120
      264,894  New World China Land Ltd.               102,118
      142,013  Shimao Property Holdings Ltd.           281,973
      309,662  Shui On Land Ltd.                        90,231
      157,713  Soho China Ltd.                         125,462
                                                --------------
                                                       932,359
                                                --------------
               FINLAND -- 0.2%
       23,479  Citycon Oyj                              73,041
       24,622  Sponda Oyj                              116,018
        6,949  Technopolis Oyj                          38,984
                                                --------------
                                                       228,043
                                                --------------
               FRANCE -- 3.3%
          590  Affine                                    9,830
          726  ANF Immobilier                           19,892
        3,198  Fonciere des Regions                    239,935
        1,877  Gecina S.A.                             207,622
        2,333  ICADE                                   192,650
        9,983  Klepierre                               393,468
        4,235  Mercialys                                81,667
          560  Societe de la Tour Eiffel                33,027
          843  Societe Immobiliere de Location
                  pour l'Industrie et le
                  Commerce                              87,048



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND - FFR

JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               FRANCE (CONTINUED)
        9,710  Unibail-Rodamco SE               $    2,262,372
                                                --------------
                                                     3,527,511
                                                --------------
               GERMANY -- 1.1%
        6,941  Alstria Office REIT-AG                   75,901
        4,692  Deutsche Euroshop AG                    186,731
       16,440  Deutsche Wohnen AG                      279,150
        2,339  DIC Asset AG                             23,269
        5,170  GSW Immobilien AG                       200,034
        4,653  Hamborner REIT AG                        42,372
       14,892  IVG Immobilien AG (d)                     4,497
        2,710  LEG Immobilien AG (d)                   141,098
        3,986  Prime Office REIT-AG (d)                 18,522
       12,673  TAG Immobilien AG (d)                   138,251
                                                --------------
                                                     1,109,825
                                                --------------
               GREECE -- 0.0%
        2,697  Eurobank Properties Real Estate
                  Investment Co. (d)                    25,030
                                                --------------
               GUERNSEY -- 0.0%
       36,421  Schroder Real Estate Investment
                  Trust Ltd.                            23,543
                                                --------------
               HONG KONG -- 7.2%
      261,385  Champion Real Estate Investment
                  Trust                                119,975
      228,278  Hang Lung Properties Ltd.               796,142
      105,111  Henderson Land Development Co.,
                  Ltd.                                 627,464
       64,540  Hysan Development Co., Ltd.             280,010
      233,727  Link (The) REIT                       1,149,642
      384,598  New World Development Co., Ltd.         532,563
      304,065  Sino Land Co., Ltd.                     428,103
      157,564  Sun Hung Kai Properties Ltd.          2,033,529
      119,823  Swire Properties Ltd.                   354,554
      155,318  Wharf (The) Holdings Ltd.             1,305,656
                                                --------------
                                                     7,627,638
                                                --------------
               ISRAEL -- 0.1%
        3,723  Azrieli Group                           110,537
                                                --------------
               ITALY -- 0.1%
       84,296  Beni Stabili S.p.A.                      52,031
       14,244  Immobiliare Grande Distribuzione         14,415
                                                --------------
                                                        66,446
                                                --------------
               JAPAN -- 14.0%
           19  Activia Properties, Inc.                149,617
          124  Advance Residence Investment
                  Corp.                                268,429
        8,316  AEON Mall Co., Ltd.                     206,013
           29  Daiwahouse Residential Investment
                  Corp.                                115,936


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               JAPAN (CONTINUED)
           18  Frontier Real Estate Investment
                  Corp.                         $      165,154
          160  GLP J-REIT                              156,483
       30,200  Hulic Co. Ltd.                          323,985
           14  Industrial & Infrastructure Fund
                  Investment Corp.                     136,217
           21  Japan Excellent, Inc.                   118,361
           15  Japan Logistics Fund, Inc.              137,477
           81  Japan Prime Realty Investment
                  Corp.                                247,868
           60  Japan Real Estate Investment
                  Corp.                                669,692
          212  Japan Retail Fund Investment
                  Corp.                                442,896
           29  Kenedix Realty Investment Corp.         115,497
      129,930  Mitsubishi Estate Co., Ltd.           3,459,822
       87,081  Mitsui Fudosan Co., Ltd.              2,561,154
           20  Mori Hills REIT Investment Corp.        124,420
           19  MORI TRUST Sogo Reit, Inc.              169,923
           23  Nippon Accommodations Fund, Inc.        150,504
           67  Nippon Building Fund, Inc.              775,519
           24  Nippon Prologis REIT, Inc.              208,832
       12,300  Nomura Real Estate Holdings, Inc.       272,093
          170  Nomura Real Estate Master Fund,
                  Inc. (d)                             168,663
           29  Nomura Real Estate Office Fund,
                  Inc.                                 127,193
          111  NTT Urban Development Corp.             136,316
          162  ORIX JREIT, Inc.                        185,390
           19  Premier Investment Corp.                 72,989
       48,744  Sumitomo Realty & Development
                  Co., Ltd.                          1,943,764
       43,375  Tokyo Tatemono Co., Ltd.                361,240
       45,297  Tokyu Land Corp.                        415,611
           16  TOKYU REIT, Inc.                         93,083
           15  Top REIT, Inc.                           67,226
          215  United Urban Investment Corp.           290,699
                                                --------------
                                                    14,838,066
                                                --------------
               LUXEMBOURG -- 0.1%
        7,993  GAGFAH S.A. (d)                          98,693
                                                --------------
               NETHERLANDS -- 0.6%
        6,693  Corio N.V.                              266,279
        3,547  Eurocommercial Properties N.V.          130,197
        5,595  Nieuwe Steen Investments N.V.            35,794
        1,948  Vastned Retail N.V.                      79,821
        2,218  Wereldhave N.V.                         144,049
                                                --------------
                                                       656,140
                                                --------------
               NEW ZEALAND -- 0.1%
      101,170  Kiwi Income Property Trust               83,497
                                                --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND - FFR

JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               NORWAY -- 0.1%
       53,316  Norwegian Property ASA           $       67,585
                                                --------------
               SINGAPORE -- 4.3%
      201,400  Ascendas Real Estate Investment
                  Trust                                354,337
      195,890  CapitaCommercial Trust                  226,413
      259,530  Capitaland Ltd.                         630,653
      264,883  CapitaMall Trust                        416,917
      139,000  CapitaMalls Asia Ltd.                   200,138
       64,000  CDL Hospitality Trusts                   85,838
       60,000  City Developments Ltd.                  506,509
      122,000  Fortune REIT                            111,838
      307,000  Global Logistic Properties Ltd.         666,075
       78,521  Keppel Land Ltd.                        207,531
      134,000  Keppel REIT                             136,907
      131,077  Mapletree Commercial Trust              122,545
      117,000  Mapletree Industrial Trust              121,846
      146,453  Mapletree Logistics Trust               127,099
      210,197  Suntec Real Estate Investment
                  Trust                                261,192
       55,000  UOL Group Ltd.                          291,598
       45,087  Wing Tai Holdings Ltd.                   72,922
       68,000  Yanlord Land Group Ltd.                  65,988
                                                --------------
                                                     4,606,346
                                                --------------
               SWEDEN -- 0.9%
       16,776  Castellum AB                            227,646
       13,282  Fabege AB                               130,619
        9,258  Fastighets AB Balder, Class B (d)        66,956
       11,346  Hufvudstaden AB, Class A                135,690
        8,351  Klovern AB                               33,747
       13,969  Kungsleden AB                            81,655
       10,451  Wallenstam AB, Class B                  136,908
        6,764  Wihlborgs Fastigheter AB                100,359
                                                --------------
                                                       913,580
                                                --------------
               SWITZERLAND -- 1.0%
          978  Allreal Holding AG                      137,503
          630  Mobimo Holding AG                       128,194
        4,072  PSP Swiss Property AG                   352,644
        5,634  Swiss Prime Site AG                     414,251
                                                --------------
                                                     1,032,592
                                                --------------
               UNITED KINGDOM -- 4.8%
        4,727  A & J Mucklow Group PLC                  26,512
       13,150  Big Yellow Group PLC                     76,922
      100,941  British Land Co. PLC                    869,731
       67,049  Capital & Counties Properties PLC       333,471
          500  Daejan Holdings PLC                      27,757
        9,361  Derwent London PLC                      327,467
       12,520  Development Securities PLC               34,848
       42,038  Grainger PLC                             92,454
       35,194  Great Portland Estates PLC              284,505
       72,406  Hammerson PLC                           536,647
       65,372  Hansteen Holdings PLC                    80,537


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
       10,155  Helical Bar PLC                  $       39,077
       68,499  Intu Properties PLC                     325,680
       79,677  Land Securities Group PLC             1,071,279
       59,769  Londonmetric Property PLC                94,270
        9,612  Primary Health Properties PLC            47,952
       46,601  Quintain Estates & Development
                  PLC (d)                               55,285
       19,144  Safestore Holdings PLC                   36,178
       75,895  Segro PLC                               322,289
       25,579  Shaftesbury PLC                         231,482
       16,913  St. Modwen Properties PLC                69,480
       16,289  Unite Group PLC                          89,710
       10,678  Workspace Group PLC                      63,014
                                                --------------
                                                     5,136,547
                                                --------------
               UNITED STATES -- 47.8%
        5,636  Acadia Realty Trust                     139,153
        1,355  Agree Realty Corp.                       40,000
          208  Alexander's, Inc.                        61,092
        7,208  Alexandria Real Estate Equities,
                  Inc.                                 473,710
        3,457  American Assets Trust, Inc.             106,683
       10,707  American Campus Communities, Inc.       435,347
       14,894  Apartment Investment & Management
                  Co., Class A                         447,416
        5,494  Ashford Hospitality Trust                62,906
        5,154  Associated Estates Realty Corp.          82,876
       13,239  AvalonBay Communities, Inc.           1,786,074
       19,669  BioMed Realty Trust, Inc.               397,904
       15,517  Boston Properties, Inc.               1,636,578
       16,052  Brandywine Realty Trust                 217,023
        7,848  BRE Properties, Inc.                    392,557
        8,681  Camden Property Trust                   600,204
        6,606  Campus Crest Communities, Inc.           76,233
        9,092  CapLease, Inc.                           76,737
       16,839  CBL & Associates Properties, Inc.       360,691
        7,346  Cedar Realty Trust, Inc.                 38,052
        4,971  Chesapeake Lodging Trust                103,347
        8,205  Colonial Properties Trust               197,905
       12,425  CommonWealth REIT                       287,266
        8,249  Corporate Office Properties Trust       210,350
       11,187  Cousins Properties, Inc.                112,989
       13,632  CubeSmart                               217,839
       29,814  DCT Industrial Trust, Inc.              213,170
       25,868  DDR Corp.                               430,702
       19,969  DiamondRock Hospitality Co.             186,111
       13,140  Digital Realty Trust, Inc.              801,540
       13,559  Douglas Emmett, Inc.                    338,297
       32,916  Duke Realty Corp.                       513,160
        6,615  DuPont Fabros Technology, Inc.          159,752
        3,096  EastGroup Properties, Inc.              174,212
       11,565  Education Realty Trust, Inc.            118,310
        4,814  EPR Properties                          242,000



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND - FFR

JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
        3,847  Equity Lifestyle Properties,
                  Inc.                          $      302,336
        6,056  Equity One, Inc.                        137,047
       36,469  Equity Residential                    2,117,390
        3,888  Essex Property Trust, Inc.              617,881
        4,650  Excel Trust, Inc.                        59,567
       10,675  Extra Space Storage, Inc.               447,603
        6,613  Federal Realty Investment Trust         685,636
       12,738  FelCor Lodging Trust, Inc. (d)           75,282
       10,999  First Industrial Realty Trust,
                  Inc.                                 166,855
        5,911  First Potomac Realty Trust               77,198
       13,620  Forest City Enterprises, Inc.,
                  Class A (d)                          243,934
        9,022  Franklin Street Properties Corp.        119,090
       56,396  General Growth Properties, Inc.       1,120,589
        2,563  Getty Realty Corp.                       52,926
       14,532  Glimcher Realty Trust                   158,689
        5,592  Government Properties Income
                  Trust                                141,030
       46,343  HCP, Inc.                             2,105,826
       29,106  Health Care REIT, Inc.                1,950,975
        9,251  Healthcare Realty Trust, Inc.           235,901
       17,252  Hersha Hospitality Trust                 97,301
        8,243  Highwoods Properties, Inc.              293,533
        5,346  Home Properties, Inc.                   349,468
       14,299  Hospitality Properties Trust            375,778
       76,208  Host Hotels & Resorts, Inc.           1,285,629
        4,351  Hudson Pacific Properties, Inc.          92,589
        8,751  Inland Real Estate Corp.                 89,435
       10,295  Investors Real Estate Trust              88,537
        7,722  Kilroy Realty Corp.                     409,343
       41,529  Kimco Realty Corp.                      889,966
        9,464  Kite Realty Group Trust                  57,068
        9,768  LaSalle Hotel Properties                241,270
       21,730  Lexington Realty Trust                  253,806
       12,305  Liberty Property Trust                  454,793
        3,501  LTC Properties, Inc.                    136,714
       13,980  Macerich (The) Co.                      852,361
        8,985  Mack-Cali Realty Corp.                  220,043
       15,322  Medical Properties Trust, Inc.          219,411
        4,325  Mid-America Apartment
                  Communities, Inc.                    293,105
        2,500  National Health Investors, Inc.         149,650
       11,946  National Retail Properties, Inc.        410,942
       11,886  OMEGA Healthcare Investors, Inc.        368,704
        4,433  Parkway Properties, Inc.                 74,297
        6,284  Pebblebrook Hotel Trust                 162,441
        6,533  Pennsylvania Real Estate
                  Investment Trust                     123,343
       17,283  Piedmont Office Realty Trust,
                  Inc., Class A                        309,020
        5,546  Post Properties, Inc.                   274,472
       50,983  Prologis, Inc.                        1,923,079
        1,852  PS Business Parks, Inc.                 133,659


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES (CONTINUED)
       14,628  Public Storage                   $    2,242,911
        6,046  Ramco-Gershenson Properties Trust        93,894
       20,075  Realty Income Corp.                     841,544
        9,374  Regency Centers Corp.                   476,293
        6,798  Retail Opportunity Investments
                  Corp.                                 94,492
       12,559  RLJ Lodging Trust                       282,452
        2,336  Rouse Properties, Inc.                   45,832
        3,820  Sabra Health Care REIT, Inc.             99,740
        1,297  Saul Centers, Inc.                       57,665
       19,244  Senior Housing Properties Trust         498,997
        3,822  Silver Bay Realty Trust Corp.            63,292
       31,424  Simon Property Group, Inc.            4,962,478
        9,373  SL Green Realty Corp.                   826,605
        3,214  Sovran Self Storage, Inc.               208,235
        7,901  Spirit Realty Capital, Inc.             140,006
        4,320  STAG Industrial, Inc.                    86,184
       17,140  Strategic Hotels & Resorts, Inc.
                  (d)                                  151,860
        3,523  Sun Communities, Inc.                   175,304
       16,662  Sunstone Hotel Investors, Inc.
                  (d)                                  201,277
        9,607  Tanger Factory Outlet Centers,
                  Inc.                                 321,450
        6,516  Taubman Centers, Inc.                   489,677
       25,604  UDR, Inc.                               652,646
        1,295  Universal Health Realty Income
                  Trust                                 55,853
        2,401  Urstadt Biddle Properties, Inc.,
                  Class A                               48,428
       30,108  Ventas, Inc.                          2,091,302
       17,143  Vornado Realty Trust                  1,420,298
        6,743  Washington Real Estate Investment
                  Trust                                181,454
       11,129  Weingarten Realty Investors             342,439
        2,991  Winthrop Realty Trust                    35,982
        5,927  WP Carey, Inc.                          392,190
                                                --------------
                                                    50,764,478
                                                --------------
               TOTAL COMMON STOCKS -- 99.5%        105,628,422
               (Cost $88,683,939)               --------------

               INVESTMENT COMPANIES  -- 0.2%
               GUERNSEY -- 0.2%
       50,702  F&C Commerical Property Trust
                  Ltd.                                  86,755
       21,290  F&C UK Real Estate
                  Investment.,Ltd.                      23,476
       26,649  MedicX Fund Ltd.                         31,514
       35,239  Picton Property Income Ltd.              24,655
       14,519  Standard Life Investment Property
                  Income Trust PLC                      13,360



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND - FFR

JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               INVESTMENT COMPANIES (CONTINUED)
               GUERNSEY (CONTINUED)
       41,658  UK Commercial Property Trust     $       48,312
                                                --------------
               TOTAL INVESTMENT COMPANIES
                   -- 0.2%                             228,072
               (Cost $229,511)                  --------------

               RIGHT -- 0.0%
               HONG KONG -- 0.0%
        5,364  New World Development Ltd.,
                  expiring 8/29/13 (b) (d)                   0
               (Cost $0)                        --------------

               MONEY MARKET FUND -- 0.0%
       20,460  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional Class
                - 0.03% (e)                             20,460
               (Cost $20,460)                   --------------

               TOTAL INVESTMENTS -- 99.7%          105,876,954
               (Cost $88,933,910) (f)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                    264,326
                                                --------------
               NET ASSETS -- 100.0%             $  106,141,280
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(d)   Non-income producing security.

(e)   Interest rate shown reflects yield as of June 30, 2013.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,720,631 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,777,587.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1     LEVEL 2    LEVEL 3
--------------------------------------------------------------
Common Stocks*             $105,628,422   $  --**     $ --
Investment Companies            228,072      --         --
Money Market Fund                20,460      --         --
Right                                --      --**       --
                          ------------------------------------
Total Investments          $105,876,954   $  --       $ --
                          ===================================

*   See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.

                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Real Estate Investment Trusts              75.0 %
Real Estate Management &
     Development                           24.6
Health Care Providers & Services            0.1
Capital Markets                              --+
Money Market Fund                            --+
---------------------------------------------------
TOTAL INVESTMENTS                          99.7
NET OTHER ASSETS AND LIABILITIES            0.3
                                         -------
TOTAL                                     100.0%
                                         =======

+ Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND - FGD

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 98.7%
               AUSTRALIA -- 15.9%
      809,055  Adelaide Brighton Ltd.           $    2,441,749
      114,114  Australia & New Zealand
                  Banking Group Ltd.                 2,982,704
      786,466  Challenger Ltd.                       2,884,253
       43,355  Commonwealth Bank of Australia        2,743,019
    2,762,339  Commonwealth Property Office
                  Fund                               2,778,937
    1,366,245  David Jones Ltd.                      3,186,235
    1,258,022  Metcash Ltd.                          4,049,859
      283,074  Mineral Resources Ltd.                2,135,812
      144,874  National Australia Bank Ltd.          3,932,451
       92,403  Orica Ltd.                            1,745,079
    1,008,657  Stockland                             3,210,198
      189,207  Suncorp Group Ltd.                    2,062,635
      823,200  Sydney Airport                        2,544,668
      725,479  Telstra Corp. Ltd.                    3,164,843
      294,118  UGL Ltd.                              1,861,387
       61,658  Wesfarmers Ltd.                       2,233,025
      215,384  Westfield Group                       2,253,453
      120,450  Westpac Banking Corp.                 3,181,361
                                                --------------
                                                    49,391,668
                                                --------------
               AUSTRIA -- 1.9%
       54,868  OMV AG                                2,478,223
      554,876  Telekom Austria AG                    3,513,025
                                                --------------
                                                     5,991,248
                                                --------------
               BELGIUM -- 2.9%
      146,075  Belgacom S.A.                         3,277,019
      274,575  Mobistar S.A.                         5,718,377
                                                --------------
                                                     8,995,396
                                                --------------
               BERMUDA -- 3.8%
      364,657  Catlin Group Ltd.                     2,768,704
      121,402  Seadrill Ltd.                         4,900,569
      283,575  VTech Holdings Ltd.                   4,332,571
                                                --------------
                                                    12,001,844
                                                --------------
               CANADA -- 6.6%
      127,233  Bell Aliant, Inc.                     3,418,850
      180,711  Canadian Oil Sands Ltd.               3,345,482
      102,831  Crescent Point Energy Corp.           3,487,669
       59,807  Emera, Inc.                           1,878,316
       75,969  Manitoba Telecom Services,
                  Inc.                               2,574,437
       95,800  Russel Metals, Inc.                   2,165,224
       59,631  Telus Corp.                           1,740,678
       42,376  TransCanada Corp.                     1,824,461
                                                --------------
                                                    20,435,117
                                                --------------
               FINLAND -- 1.7%
      187,129  Fortum Oyj                            3,507,481


SHARES         DESCRIPTION                              VALUE
--------------------------------------------------------------
               FINLAND (CONTINUED)
       58,474  Konecranes Oyj                   $    1,667,620
                                                --------------
                                                     5,175,101
                                                --------------
               FRANCE -- 8.2%
      143,056  Bouygues S.A.                         3,651,535
      224,229  CNP Assurances                        3,217,823
      754,845  France Telecom S.A.                   7,141,089
       84,250  Lagardere S.C.A.                      2,346,797
      104,404  Neopost S.A.                          6,930,732
      127,860  Vivendi S.A.                          2,421,528
                                                --------------
                                                    25,709,504
                                                --------------
               GERMANY -- 2.2%
      368,288  Deutsche Telekom AG                   4,297,157
       78,454  RWE AG                                2,503,959
                                                --------------
                                                     6,801,116
                                                --------------
               HONG KONG -- 0.6%
      283,373  Television Broadcasts Ltd.            1,947,355
                                                --------------
               ITALY -- 2.5%
      165,313  Atlantia S.p.A.                       2,696,186
      129,422  ENI S.p.A.                            2,658,318
    3,300,812  Telecom Italia S.p.A.                 2,294,319
                                                --------------
                                                     7,648,823
                                                --------------
               JAPAN -- 1.5%
       52,400  Eisai Co., Ltd.                       2,137,104
       37,100  Ono Pharmaceutical Co., Ltd.          2,517,473
                                                --------------
                                                     4,654,577
                                                --------------
               NETHERLANDS -- 1.9%
    2,066,717  Koninklijke (Royal) KPN N.V.          4,296,133
       44,148  Koninklijke Boskalis
                  Westminster N.V.                   1,609,880
                                                --------------
                                                     5,906,013
                                                --------------
               NEW ZEALAND -- 2.5%
      308,718  Fletcher Building Ltd.                2,016,795
    3,268,442  Telecom Corp. of New Zealand
                  Ltd.                               5,698,960
                                                --------------
                                                     7,715,755
                                                --------------
               PORTUGAL -- 1.6%
    1,575,595  EDP-Energias de Portugal S.A.         5,075,883
                                                --------------
               SINGAPORE -- 2.3%
      234,500  Keppel Corp. Ltd.                     1,924,103
      871,000  Keppel Land Ltd.                      2,302,051
      856,000  StarHub Ltd.                          2,822,943
                                                --------------
                                                     7,049,097
                                                --------------
               SPAIN -- 5.9%
      219,968  ACS Actividades de
                  Construccion y Servicios S.A.      5,826,606
      593,612  Banco Santander S.A.                  3,787,632
      160,142  Gas Natural SDG S.A.                  3,228,854



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND - FGD

JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SPAIN (CONTINUED)
      951,407  Mapfre S.A.                      $    3,098,457
      199,367  Telefonica S.A. (b)                   2,554,823
                                                --------------
                                                    18,496,372
                                                --------------
               SWEDEN -- 5.2%
      192,119  NCC AB, Class B                       4,371,745
      728,980  Peab AB                               3,542,664
      174,245  Skanska AB, Class B                   2,891,915
       58,940  Svenska Handelsbanken AB, Class A     2,366,002
      481,932  TeliaSonera AB                        3,142,644
                                                --------------
                                                    16,314,970
                                                --------------
               SWITZERLAND -- 2.1%
        6,617  Swisscom AG                           2,897,455
       13,964  Zurich Insurance Group AG             3,622,021
                                                --------------
                                                     6,519,476
                                                --------------
               UNITED KINGDOM -- 11.2%
      487,646  Amlin PLC                             2,917,065
       64,371  AstraZeneca PLC                       3,049,761
      523,334  BAE Systems PLC                       3,048,563
      641,471  Balfour Beatty PLC                    2,325,952
   11,938,064  Cable & Wireless
                  Communications PLC                 7,435,416
      604,023  Carillion PLC                         2,539,270
      596,532  Halfords Group PLC                    2,878,865
      122,463  Provident Financial PLC               2,773,429
    1,911,941  RSA Insurance Group PLC               3,460,500
       93,615  Severn Trent PLC                      2,369,279
      212,703  United Utilities Group PLC            2,212,825
                                                --------------
                                                    35,010,925
                                                --------------
               UNITED STATES -- 18.2%
       80,766  Altria Group, Inc.                    2,826,002
       51,242  American Electric Power Co., Inc.     2,294,617
       78,932  AT&T, Inc.                            2,794,193
      104,159  CenterPoint Energy, Inc.              2,446,695
       97,179  CenturyLink, Inc.                     3,435,278
      134,324  Cliffs Natural Resources, Inc.        2,182,765
       39,031  Consolidated Edison, Inc.             2,275,898
       33,675  DTE Energy Co.                        2,256,562
       41,661  Eli Lilly & Co.                       2,046,388
       65,835  FirstEnergy Corp.                     2,458,279
       48,451  Integrys Energy Group, Inc.           2,835,837
       65,807  Lorillard, Inc.                       2,874,450
       73,609  Microchip Technology, Inc.            2,741,935
      543,088  PDL BioPharma, Inc.                   4,192,639
      143,763  Pepco Holdings, Inc.                  2,898,262
      621,639  R.R. Donnelley & Sons Co.             8,709,163
       47,761  SCANA Corp.                           2,345,065
       52,603  Southern (The) Co.                    2,321,370


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES (CONTINUED)
      159,133  TECO Energy, Inc.                $    2,735,496
                                                --------------
                                                    56,670,894
                                                --------------
               TOTAL COMMON STOCKS -- 98.7%        307,511,134
               (Cost $314,978,572)

               PREFERRED STOCK -- 1.2%
               GERMANY -- 1.2%
       82,915  ProSiebenSat.1 Media AG (b)           3,563,707
               (Cost $2,248,356)                --------------

               TOTAL INVESTMENTS -- 99.9%          311,074,841
               (Cost $317,226,928) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                    375,412
                                                --------------
               NET ASSETS -- 100.0%             $  311,450,253
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,722,113 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,874,200.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $307,511,134      $ --           $ --
Preferred Stock         3,563,707        --             --
                    ------------------------------------------
Total Investments    $311,074,841      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND - FGD

JUNE 30, 2013 (UNAUDITED)

                                                % OF
INDUSTRY                                     NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services          21.2%
Construction & Engineering                       9.2
Insurance                                        6.8
Electric Utilities                               6.6
Commercial Banks                                 6.1
Multi-Utilities                                  5.6
Oil, Gas & Consumable Fuels                      4.4
Commercial Services & Supplies                   3.5
Pharmaceuticals                                  3.1
Wireless Telecommunication Services              2.8
Real Estate Investment Trusts                    2.7
Media                                            2.5
Office Electronics                               2.2
Food & Staples Retailing                         2.0
Tobacco                                          1.8
Transportation Infrastructure                    1.7
Energy Equipment & Services                      1.6
Water Utilities                                  1.5
Biotechnology                                    1.4
Communications Equipment                         1.4
Construction Materials                           1.4
Aerospace & Defense                              1.0
Gas Utilities                                    1.0
Multiline Retail                                 1.0
Consumer Finance                                 0.9
Diversified Financial Services                   0.9
Semiconductors & Semiconductor
     Equipment                                   0.9
Specialty Retail                                 0.9
Metals & Mining                                  0.7
Real Estate Management & Development             0.7
Trading Companies & Distributors                 0.7
Chemicals                                        0.6
Industrial Conglomerates                         0.6
Machinery                                        0.5
-----------------------------------------------------------
TOTAL INVESTMENTS                               99.9
NET OTHER ASSETS AND LIABILITIES                 0.1
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND - FAN

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.9%
               AUSTRALIA -- 5.3%
       16,680  AGL Energy Ltd.                  $      220,889
    4,411,958  Infigen Energy (b)                    1,028,917
                                                --------------
                                                     1,249,806
                                                --------------
               BERMUDA -- 4.4%
   28,408,227  China WindPower Group
                   Ltd. (b)                          1,025,561
                                                --------------
               BRAZIL -- 0.9%
      102,758  Centrais Eletricas Brasileiras
                  S.A., ADR                            217,847
                                                --------------
               CAYMAN ISLANDS -- 0.3%
      131,818  China High Speed Transmission
                  Equipment Group Co., Ltd. (b)         59,994
                                                --------------
               CHINA -- 8.8%
    1,739,968  China Longyuan Power Group
                  Corp., Class H                     1,803,669
      421,990  China Suntien Green Energy
                  Corp., Class H                       154,518
      189,246  Harbin Electric Co., Ltd.,
                   Class H                             125,171
                                                --------------
                                                     2,083,358
                                                --------------
               DENMARK -- 11.5%
      648,594  Greentech Energy Systems
                   A/S (b)                           1,165,864
      109,445  Vestas Wind Systems A/S (b)           1,554,741
                                                --------------
                                                     2,720,605
                                                --------------
               FRANCE -- 3.8%
        8,374  Alstom S.A. (b)                         274,243
      414,426  Theolia S.A. (b)                        620,350
                                                --------------
                                                       894,593
                                                --------------
               GERMANY -- 12.6%
       21,826  E. ON SE                                358,246
      187,775  Nordex SE (b)                         1,312,514
      189,587  PNE Wind AG                             663,083
        8,731  RWE AG                                  278,661
        3,597  Siemens AG, ADR                         364,412
                                                --------------
                                                     2,976,916
                                                --------------
               GREECE -- 0.3%
       16,094  Terna Energy S.A.                        60,960
                                                --------------
               ITALY -- 1.3%
      143,524  Enel Green Power S.p.A.                 297,973
                                                --------------
               JAPAN -- 3.3%
          731  Japan Wind Development Co.,
                  Ltd. (b)                             488,660
       23,600  Mitsui & Co., Ltd.                      296,487
                                                --------------
                                                       785,147
                                                --------------

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               PORTUGAL -- 1.2%
       89,611  EDP-Energias de Portugal S.A.    $      288,688
                                                --------------
               SOUTH KOREA -- 0.5%
       20,226  Dongkuk Structure &
                  Construction Co., Ltd.                61,543
       14,799  Unison Co., Ltd. (b)                     59,803
                                                --------------
                                                       121,346
                                                --------------
               SPAIN -- 23.1%
        3,925  Acciona S.A.                            207,168
      350,189  EDP Renovaveis S.A.                   1,797,302
       13,346  Endesa S.A.                             285,070
      273,295  Gamesa Corp. Tecnologica S.A.         1,486,961
      319,173  Iberdrola S.A.                        1,685,062
                                                --------------
                                                     5,461,563
                                                --------------
               SWEDEN -- 6.5%
      209,943  Arise Windpower AB (b)                  741,959
      126,082  Eolus Vind AB, Class B                  507,629
       12,165  SKF AB, Class B                         284,983
                                                --------------
                                                     1,534,571
                                                --------------
               SWITZERLAND -- 0.6%
        4,678  BKW AG                                  141,645
                                                --------------
               UNITED KINGDOM -- 3.1%
        8,849  BP PLC, ADR                             369,357
        5,792  Royal Dutch Shell PLC, ADR              369,530
                                                --------------
                                                       738,887
                                                --------------
               UNITED STATES -- 12.4%
       18,403  AES (The) Corp.                         220,652
        5,484  Allegheny Technologies, Inc.            144,284
        4,579  Alliant Energy Corp.                    230,873
       28,230  American Superconductor
                   Corp. (b)                            74,527
       57,191  Capstone Turbine Corp. (b)               66,914
        5,605  Duke Energy Corp.                       378,338
       15,202  Federal-Mogul Corp. (b)                 155,212
       16,118  General Electric Co.                    373,776
        2,466  Kaydon Corp.                             67,938
        4,755  NextEra Energy, Inc.                    387,437
        8,424  NRG Energy, Inc.                        224,921
        5,462  Otter Tail Corp.                        155,121
        5,954  Trinity Industries, Inc.                228,872
        3,745  Woodward, Inc.                          149,800
        5,076  Zoltek Cos., Inc. (b)                    65,531
                                                --------------
                                                     2,924,196
                                                --------------

               TOTAL INVESTMENTS -- 99.9%           23,583,656
               (Cost $29,331,991) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                     16,482
                                                --------------
               NET ASSETS -- 100.0%             $   23,600,138
                                                ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND - FAN

JUNE 30, 2013 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,862,545 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,610,880.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $23,583,656      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


                                                % OF
INDUSTRY                                     NET ASSETS
-----------------------------------------------------------
Independent Power Producers & Energy
     Traders                                    40.9%
Electrical Equipment                            21.2
Electric Utilities                              17.9
Multi-Utilities                                  4.6
Oil, Gas & Consumable Fuels                      3.8
Industrial Conglomerates                         3.1
Machinery                                        3.1
Construction & Engineering                       2.4
Trading Companies & Distributors                 1.3
Auto Components                                  0.7
Metals & Mining                                  0.6
Chemicals                                        0.3
-----------------------------------------------------------
TOTAL INVESTMENTS                               99.9
NET OTHER ASSETS AND LIABILITIES                 0.1
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND - FLM

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 100.1%
               AUSTRALIA -- 2.0%
       20,972  Leighton Holdings Ltd.           $      296,331
                                                --------------
               CANADA -- 4.2%
        3,001  Aecon Group, Inc.                        30,960
        9,553  SNC-Lavalin Group, Inc.                 403,575
        4,410  Stantec, Inc.                           186,179
                                                --------------
                                                       620,714
                                                --------------
               CAYMAN ISLANDS -- 1.6%
      152,379  China State Construction
                  International Holdings Ltd.          237,329
                                                --------------
               CHINA -- 4.8%
      458,631  China Communications Construction
                  Co., Ltd., Class H (b)               358,932
      746,358  China Railway Group Ltd., Class H       344,500
                                                --------------
                                                       703,432
                                                --------------
               EGYPT -- 1.3%
        5,840  Orascom Construction Industries,
                  GDR (b)                              184,427
                                                --------------
               FINLAND -- 1.3%
       11,039  YIT Oyj                                 189,525
                                                --------------
               FRANCE -- 7.7%
       16,405  Bouygues S.A.                           418,741
        5,226  Eiffage S.A.                            245,124
        9,242  Vinci S.A.                              463,808
                                                --------------
                                                     1,127,673
                                                --------------
               GERMANY -- 1.4%
        3,216  Hochtief AG                             210,267
                                                --------------
               JAPAN -- 24.3%
       31,000  CHIYODA Corp.                           364,761
       15,700  COMSYS Holdings Corp.                   200,564
       14,000  JGC Corp.                               503,932
      119,000  KAJIMA Corp.                            394,747
       14,000  KINDEN Corp.                            120,266
       13,500  KYOWA EXEO Corp.                        151,906
        5,000  Maeda Corp.                              24,753
        8,000  Maeda Road Construction Co., Ltd.       124,299
       43,000  Nishimatsu Construction Co., Ltd.        94,949
       77,000  OBAYASHI Corp.                          399,829
        2,000  OKUMURA Corp.                             7,663
       57,000  Penta-Ocean Construction Co.,
                  Ltd.                                 127,586
       84,000  SHIMIZU Corp.                           337,931
        4,100  SHO-BOND Holdings Co., Ltd.             161,429
      120,000  TAISEI Corp.                            434,362
        6,000  TODA Corp.                               16,636
        4,000  TOSHIBA Plant Systems & Services
                  Corp.                                 59,931
       11,000  Toyo Engineering Corp.                   47,358
                                                --------------
                                                     3,572,902
                                                --------------


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               NETHERLANDS -- 7.6%
        4,886  Arcadis N.V.                        $   131,299
        7,797  Chicago Bridge & Iron Co. N.V.          465,169
       22,777  Koninklijke BAM Groep N.V.              108,480
        7,695  Koninklijke Boskalis Westminster
                  N.V.                                 280,602
       18,840  Royal Imtech N.V. (b)                   138,408
                                                --------------
                                                     1,123,958
                                                --------------
               NORWAY -- 1.8%
       18,877  Aker Solutions ASA                      256,848
                                                --------------
               PANAMA -- 1.9%
       34,518  McDermott International, Inc. (b)       282,357
                                                --------------
               SPAIN -- 6.9%
       13,466  ACS Actividades de Construccion y
                  Servicios S.A.                       356,693
        7,564  Obrascon Huarte Lain S.A.               257,463
       58,256  Sacyr Vallehermoso S.A. (b)             182,822
        4,686  Tecnicas Reunidas S.A.                  215,282
                                                --------------
                                                     1,012,260
                                                --------------
               SWEDEN -- 4.9%
       10,338  NCC AB, Class B                         235,245
       19,695  Peab AB                                  95,713
       23,841  Skanska AB, Class B                     395,685
                                                --------------
                                                       726,643
                                                --------------
               SWITZERLAND -- 1.8%
       12,180  Foster Wheeler AG (b)                   264,428
                                                --------------
               UNITED KINGDOM -- 5.6%
       21,245  AMEC PLC                                324,743
       79,821  Balfour Beatty PLC                      289,428
        4,914  Galliford Try PLC                        69,845
        2,691  Keller Group PLC                         40,561
        5,935  WS Atkins PLC                            90,991
                                                --------------
                                                       815,568
                                                --------------
               UNITED STATES -- 21.0%
       11,414  AECOM Technology Corp. (b)              362,851
        2,862  Dycom Industries, Inc. (b)               66,227
        6,768  EMCOR Group, Inc.                       275,119
        7,930  Fluor Corp.                             470,328
        5,559  Granite Construction, Inc.              165,436
        8,096  Jacobs Engineering Group, Inc. (b)      446,333
       12,588  KBR, Inc.                               409,110
       16,905  Quanta Services, Inc. (b)               447,306
        4,627  Tutor Perini Corp. (b)                   83,702
        7,786  URS Corp.                               367,655
                                                --------------
                                                     3,094,067
                                                --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND - FLM

JUNE 30, 2013 (UNAUDITED)

               DESCRIPTION                               VALUE
--------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%      $   14,718,729
               (Cost $17,083,877) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                   (7,775)
                                                --------------
               NET ASSETS -- 100.0%             $   14,710,954
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,114,249 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,479,397.

GDR   - Global Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $14,718,729       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.




                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Construction & Engineering                  90.8%
Energy Equipment & Services                  7.4
Professional Services                        1.9
----------------------------------------------------
TOTAL INVESTMENTS                          100.1
NET OTHER ASSETS AND LIABILITIES            (0.1)
                                          -------
TOTAL                                      100.0%
                                          =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND - GRID

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 100.2%
               CAYMAN ISLANDS -- 2.2%
      383,000  Wasion Group Holdings Ltd.       $      238,016
                                                --------------
               FRANCE -- 9.3%
        6,043  Alstom S.A. (c)                         197,904
       11,388  Schneider Electric S.A.                 826,092
                                                --------------
                                                     1,023,996
                                                --------------
               GERMANY -- 4.2%
        2,076  Siemens AG                              209,826
        8,474  SMA Solar Technology AG                 252,921
                                                --------------
                                                       462,747
                                                --------------
               ITALY -- 3.7%
       21,656  Prysmian S.p.A.                         404,503
                                                --------------
               JAPAN -- 2.0%
       18,000  NGK Insulators Ltd.                     223,231
                                                --------------
               SPAIN -- 7.9%
       15,874  Red Electrica Corp. S.A. (b)            872,981
                                                --------------
               SWITZERLAND -- 8.0%
       40,613  ABB Ltd.                                881,872
                                                --------------
               UNITED KINGDOM -- 3.9%
       56,439  Melrose Industries PLC                  214,003
       18,967  National Grid PLC                       215,206
                                                --------------
                                                       429,209
                                                --------------
               UNITED STATES -- 59.0%
        1,193  Acorn Energy, Inc.                       10,069
       25,251  Advanced Energy Industries,
                  Inc. (c)                             439,620
       36,686  American Superconductor
                  Corp. (b) (c)                         96,851
        1,807  AZZ, Inc.                                69,678
        1,863  Digi International, Inc. (c)             17,456
       22,422  EnerNOC, Inc. (c)                       297,316
       12,331  Enphase Energy, Inc. (b) (c)             95,319
       13,936  ESCO Technologies, Inc.                 451,248
       13,848  General Cable Corp.                     425,826
        9,429  General Electric Co.                    218,658
        2,307  Hubbell, Inc., Class B                  228,393
       10,258  ITC Holdings Corp.                      936,555
       10,489  Itron, Inc. (c)                         445,048
        4,058  MasTec, Inc. (c)                        133,508
       17,339  MYR Group, Inc. (c)                     337,244
       23,612  Pike Electric Corp.                     290,428
       70,230  Power-One, Inc. (c)                     443,854
       13,977  PowerSecure International,
                  Inc. (c)                             210,074
       33,777  Quanta Services, Inc. (c)               893,739
        1,595  Valmont Industries, Inc.                228,229


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES (CONTINUED)
        3,115  WESCO International, Inc. (c)    $      211,695
                                                --------------
                                                     6,480,808
                                                --------------
               TOTAL COMMON STOCKS -- 100.2%        11,017,363
               (Cost $10,055,643)               --------------

               COLLATERAL FOR SECURITIES ON LOAN --
                  7.1%
               MONEY MARKET FUND -- 1.5%
      166,055  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (d)                           166,055
               (Cost $166,055)

 PRINCIPAL
   VALUE
-------------
               REPURCHASE AGREEMENT -- 5.6%
     $609,646  JPMorgan Chase & Co., 0.08% (d),
                  dated 06/28/13, due 07/01/13,
                  with a maturity value of
                  $609,650. Collateralized by U.S.
                  Treasury Bills, interest rate of
                  0.00%, due 09/26/13 to 10/03/13.
                  The value of the collateral
                  including accrued interest is
                  $621,834.                            609,646
               (Cost $609,646)                  --------------

               TOTAL COLLATERAL FOR SECURITIES
                  ON LOAN -- 7.1%                      775,701
               (Cost $775,701)                  --------------

               TOTAL INVESTMENTS -- 107.3%          11,793,064
               (Cost $10,831,344) (e)
               NET OTHER ASSETS AND
                LIABILITIES -- (7.3)%                 (803,619)
                                                --------------
               NET ASSETS -- 100.0%             $   10,989,445
                                                ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND - GRID

JUNE 30, 2013 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $742,128 and the total value of the collateral held by the Fund is $775,701.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of June 30, 2013.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,399,386 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $437,666.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*         $11,017,363     $     --        $ --
Money Market Fund          166,055           --          --
Repurchase Agreement            --      609,646          --
                      -----------------------------------------
Total Investments      $11,183,418     $609,646        $ --
                      =========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.

                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Electrical Equipment                            31.3%
Electric Utilities                              16.5
Construction & Engineering                      15.1
Electronic Equipment, Instruments
     & Components                               10.2
Machinery                                       10.2
Semiconductors & Semiconductor
     Equipment                                   6.3
Repurchase Agreement                             5.6
Industrial Conglomerates                         3.9
Commercial Services & Supplies                   2.8
Multi-Utilities                                  1.9
Trading Companies & Distributors                 1.9
Money Market Fund                                1.5
Communications Equipment                         0.1
--------------------------------------------------------
TOTAL INVESTMENTS                              107.3
NET OTHER ASSETS AND LIABILITIES                (7.3)
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND - CU

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 100.8%
               AUSTRALIA -- 6.3%
    1,720,946  Aditya Birla Minerals Ltd. (b)   $      605,950
      328,243  OZ Minerals Ltd.                      1,230,803
                                                --------------
                                                     1,836,753
                                                --------------
               CANADA -- 29.7%
      645,611  Capstone Mining Corp. (b)             1,098,834
      367,054  Copper Mountain Mining
                  Corp. (b)                            544,456
       89,569  First Quantum Minerals Ltd.           1,328,588
      171,661  HudBay Minerals, Inc.                 1,136,028
       61,012  Imperial Metals Corp. (b)               609,134
      412,014  Katanga Mining Ltd. (b)                 219,386
      304,254  Lundin Mining Corp. (b)               1,157,189
      276,272  Northern Dynasty Minerals
                  Ltd. (b)                             577,408
      330,710  Taseko Mines Ltd. (b)                   621,735
      237,028  Turquoise Hill Resources Ltd. (b)     1,406,347
                                                --------------
                                                     8,699,105
                                                --------------
               CHINA -- 4.4%
      755,566  Jiangxi Copper Co., Ltd., Class H     1,280,051
                                                --------------
               INDIA -- 5.1%
      257,675  Sterlite Industries (India)
                  Ltd., ADR                          1,504,822
                                                --------------
               PERU -- 1.5%
       18,884  Sociedad Minera Cerro Verde
                  S.A.A. (b)                           434,332
                                                --------------
               POLAND -- 6.1%
       49,275  KGHM Polska Miedz S.A.                1,794,407
                                                --------------
               RUSSIA -- 5.1%
      102,999  MMC Norilsk Nickel OJSC, ADR          1,484,215
                                                --------------
               SOUTH AFRICA -- 2.4%
       62,737  Palabora Mining Co., Ltd. (b)           696,545
                                                --------------
               TURKEY -- 1.8%
      225,465  Park Elektrik Uretim Madencilik
                  Sanayi ve Ticaret A.S. (b)           516,698
                                                --------------
               UNITED KINGDOM -- 23.1%
      169,633  Antofagasta PLC                       2,051,138
      308,943  Kazakhmys PLC                         1,215,604
       55,510  Rio Tinto PLC, ADR                    2,280,351
       78,383  Vedanta Resources PLC                 1,216,017
                                                --------------
                                                     6,763,110
                                                --------------
               UNITED STATES -- 15.3%
       81,303  Freeport-McMoRan Copper & Gold,
                  Inc.                               2,244,776
       80,838  Southern Copper Corp.                 2,232,745
                                                --------------
                                                     4,477,521
                                                --------------


               DESCRIPTION                               VALUE
--------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.8%      $   29,487,559
               (Cost $52,661,160) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.8)%                 (232,630)
                                                --------------
               NET ASSETS -- 100.0%             $   29,254,929
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,173,601.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $29,487,559       $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Metals & Mining                                100.8%
--------------------------------------------------------
TOTAL INVESTMENTS                              100.8
NET OTHER ASSETS AND LIABILITIES                (0.8)
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND - PLTM

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 98.7%
               BERMUDA -- 4.7%
      733,472  Aquarius Platinum Ltd. (b)       $      440,654
                                                --------------
               CANADA -- 13.4%
    4,121,223  Eastern Platinum Ltd. (b)               313,491
      445,170  North American Palladium Ltd. (b)       440,718
      452,110  Platinum Group Metals Ltd. (b)          395,494
      152,981  PolyMet Mining Corp. (b)                107,087
                                                --------------
                                                     1,256,790
                                                --------------
               CHINA -- 5.0%
    2,841,092  Xinjiang Xinxin Mining Industry
                  Co., Ltd., Class H (b)               465,209
                                                --------------
               GUERNSEY -- 1.0%
       12,221  Zimplats Holdings Ltd. (b)               95,114
                                                --------------
               HONG KONG -- 4.9%
    1,750,620  MMG Ltd. (b)                            458,192
                                                --------------
               JAPAN -- 3.4%
       10,400  Furuya Metal Co., Ltd.                  319,823
                                                --------------
               RUSSIA -- 9.5%
       61,775  MMC Norilsk Nickel OJSC, ADR            890,178
                                                --------------
               SOUTH AFRICA -- 30.6%
       27,026  African Rainbow Minerals Ltd.           409,448
       14,494  Anglo American Platinum Ltd. (b)        432,545
       91,526  Impala Platinum Holdings Ltd.           861,090
      122,371  Northam Platinum Ltd. (b)               396,141
       99,878  Royal Bafokeng Platinum Ltd. (b)        444,573
    7,438,727  Wesizwe Platinum Ltd. (b)               316,060
                                                --------------
                                                     2,859,857
                                                --------------
               UNITED KINGDOM -- 17.6%
       21,889  Johnson Matthey PLC                     874,921
      197,977  Lonmin PLC (b)                          766,036
                                                --------------
                                                     1,640,957
                                                --------------
               UNITED STATES -- 8.6%
       74,750  Stillwater Mining Co. (b)               802,815
                                                --------------

               TOTAL INVESTMENTS -- 98.7%            9,229,589
               (Cost $13,202,042) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 1.3%                    123,628
                                                --------------
               NET ASSETS -- 100.0%             $    9,353,217
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $146,605 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,119,058.

ADR   - American Depositary Receipt


-----------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $9,229,589        $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.




                                               % OF
INDUSTRY                                    NET ASSETS
-------------------------------------------------------
Metals & Mining                                 85.9%
Chemicals                                        9.4
Semiconductors & Semiconductor
     Equipment                                   3.4
-------------------------------------------------------
TOTAL INVESTMENTS                               98.7
NET OTHER ASSETS AND LIABILITIES                 1.3
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND - BICK

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 96.7%
               BRAZIL -- 21.4%
       13,290  Banco Bradesco S.A., ADR         $      172,903
       17,372  Banco do Brasil S.A.                    171,980
       27,066  Banco Santander Brasil S.A., ADR        168,350
       31,451  BM&F BOVESPA S.A.                       172,805
       19,302  BR Malls Participacoes S.A.             172,575
        8,637  BRF S.A.                                186,609
       22,231  CCR S.A.                                176,943
       16,016  Cia de Saneamento Basico do
                  Estado de Sao Paulo, ADR             166,727
        7,487  Cielo S.A.                              187,599
        5,055  Companhia de Bebidas das
                  Americas, ADR                        188,804
       19,761  Companhia Energetica de Minas
                  Gerais, ADR                          177,256
       60,964  Companhia Siderurgica Nacional
                  S.A., ADR                            168,870
        5,278  Embraer S.A., ADR                       194,705
       31,199  Gerdau S.A., ADR                        178,146
       25,377  Hypermarcas S.A.                        165,135
       13,504  Itau Unibanco Holding S.A., ADR         174,472
        5,970  Lojas Renner S.A.                       170,992
        7,981  Natura Cosmeticos S.A.                  174,546
       11,890  Petroleo Brasileiro S.A., ADR           159,564
        7,621  Telefonica Brasil S.A., ADR             173,911
        7,808  Ultrapar Participacoes S.A.             186,404
       13,159  Vale S.A., ADR                          173,041
                                                --------------
                                                     3,862,337
                                                --------------
               CAYMAN ISLANDS -- 4.2%
        1,896  Baidu, Inc., ADR (b)                    179,229
       17,850  Hengan International Group Co.
                  Ltd.                                 194,471
        4,259  Qihoo 360 Technology Co. Ltd.,
                  ADR (b)                              196,638
        4,835  Tencent Holdings Ltd.                   189,633
                                                --------------
                                                       759,971
                                                --------------
               CHINA -- 18.6%
      427,916  Agricultural Bank of China Ltd.,
                  Class H                              176,550
       65,586  Anhui Conch Cement Co., Ltd.,
                  Class H                              177,578
      453,518  Bank of China Ltd., Class H             186,528
      261,827  Bank of Communications Co., Ltd.,
                  Class H                              168,789
      378,783  China CITIC Bank Corp. Ltd.,
                  Class H                              174,837


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               CHINA (CONTINUED)
      312,800  China Coal Energy Co., Ltd.,
                  Class H                       $      163,739
      263,957  China Construction Bank Corp.,
                  Class H                              186,838
       75,847  China Life Insurance Co., Ltd.,
                  Class H                              179,935
      104,761  China Merchants Bank Co., Ltd.,
                  Class H                              175,051
      165,750  China Minsheng Banking Corp.,
                  Ltd., Class H                        162,202
       56,391  China Pacific Insurance (Group)
                  Co., Ltd., Class H                   179,947
      263,038  China Petroleum & Chemical Corp.,
                  Class H                              185,170
       61,959  China Shenhua Energy Co., Ltd.,
                  Class H                              158,172
      383,441  China Telecom Corp., Ltd.,
                  Class H                              182,919
       43,350  Great Wall Motor Co., Ltd.,
                  Class H                              186,958
      284,924  Industrial & Commercial Bank of
                  China Ltd., Class H                  179,638
      391,850  People's Insurance Co. (Group) of
                  China Ltd., Class H                  178,847
      174,498  PetroChina Co., Ltd., Class H           185,611
       26,306  Ping An Insurance (Group) Co. of
                  China Ltd., Class H                  177,045
                                                --------------
                                                     3,366,354
                                                --------------
               HONG KONG -- 2.0%
      110,467  CNOOC Ltd.                              187,434
      194,316  Lenovo Group Ltd.                       176,126
                                                --------------
                                                       363,560
                                                --------------
               INDIA -- 23.4%
       16,474  Axis Bank Ltd., GDR (a)                 373,630
        9,354  Dr. Reddy's Laboratories Ltd.,
                  ADR (a)                              353,768
        9,452  HDFC Bank Ltd., ADR                     342,541
        8,716  ICICI Bank Ltd., ADR                    333,387
        8,504  Infosys Ltd., ADR                       350,280
       14,516  Larsen & Toubro Ltd., GDR               341,271
       22,779  Mahindra & Mahindra Ltd., GDR           373,120
       12,764  Reliance Industries Ltd., GDR           367,476
        5,076  State Bank of India, GDR                339,584
       61,865  Sterlite Industries (India) Ltd.,
                  ADR                                  361,292
       14,101  Tata Motors Ltd., ADR                   330,527
       48,984  Wipro Ltd., ADR                         356,604
                                                --------------
                                                     4,223,480
                                                --------------
               JERSEY -- 2.0%
       21,884  WNS Holdings Ltd., ADR (b)              365,244
                                                --------------
               SOUTH KOREA -- 25.1%
        6,357  Celltrion, Inc.                         232,672
        6,019  Hana Financial Group, Inc.              175,239



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND - BICK

JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
        3,479  Hyundai Engineering &
                  Construction Co., Ltd.        $      170,287
        1,075  Hyundai Heavy Industries Co.,
                  Ltd.                                 172,727
          807  Hyundai Mobis                           192,908
        1,062  Hyundai Motor Co.                       209,694
        5,856  KB Financial Group, Inc.                175,365
        3,675  Kia Motors Corp.                        199,831
        2,734  KT&G Corp.                              177,630
          807  LG Chem Ltd.                            178,776
        6,790  LG Display Co., Ltd. (b)                163,203
        2,847  LG Electronics, Inc.                    181,981
        1,365  Lotte Chemical Corp.                    170,916
          745  NHN Corp.                               189,503
          669  POSCO                                   174,858
        3,675  Samsung C&T Corp.                       173,445
        2,282  Samsung Electro-Mechanics Co.,
                  Ltd.                                 174,040
          305  Samsung Electronics Co., Ltd.,
                  GDR                                  177,815
          153  Samsung Electronics Co., Ltd.           179,787
        2,575  Samsung Engineering Co., Ltd.           167,075
        5,880  Samsung Heavy Industries Co.,
                  Ltd.                                 184,321
        5,479  Shinhan Financial Group Co., Ltd.       180,386
        6,650  SK Hynix, Inc. (b)                      181,673
        1,487  SK Innovation Co., Ltd.                 176,427
        8,966  SK Telecom Co., Ltd., ADR               182,279
                                                --------------
                                                     4,542,838
                                                --------------

               TOTAL COMMON STOCKS -- 96.7%         17,483,784
               (Cost $22,170,382)               --------------

               PREFERRED STOCKS  -- 2.9%
               BRAZIL -- 2.9%
        4,006  Cia Brasileira de Distribuicao
                  Grupo PAO de Acucar                  179,550
       46,516  Itausa-Investimentos Itau S.A.          172,193
       47,744  Usinas Siderurgicas de Minas
                  Gerais S.A. (b)                      159,621
                                                --------------
               TOTAL PREFERRED STOCKS -- 2.9%          511,364
               (Cost $528,658)                  --------------

               TOTAL INVESTMENTS -- 99.6%           17,995,148
               (Cost $22,699,040) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                     80,525
                                                --------------
               NET ASSETS -- 100.0%             $   18,075,673
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,142,982 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,846,874.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $17,483,784      $ --           $ --
Preferred Stocks          511,364        --             --
                    ------------------------------------------
Total Investments     $17,995,148      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND - BICK

JUNE 30, 2013 (UNAUDITED)

                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Commercial Banks                                23.2%
Oil, Gas & Consumable Fuels                      9.8
Automobiles                                      7.2
IT Services                                      7.0
Metals & Mining                                  6.7
Internet Software & Services                     4.2
Insurance                                        4.0
Construction & Engineering                       3.7
Pharmaceuticals                                  3.2
Semiconductors & Semiconductor
     Equipment                                   3.0
Personal Products                                2.9
Diversified Telecommunication
     Services                                    2.0
Machinery                                        2.0
Chemicals                                        1.9
Electronic Equipment, Instruments
     & Components                                1.9
Aerospace & Defense                              1.1
Auto Components                                  1.1
Beverages                                        1.0
Computers & Peripherals                          1.0
Construction Materials                           1.0
Diversified Financial Services                   1.0
Electric Utilities                               1.0
Food Products                                    1.0
Food & Staples Retailing                         1.0
Household Durables                               1.0
Tobacco                                          1.0
Trading Companies & Distributors                 1.0
Transportation Infrastructure                    1.0
Wireless Telecommunication
     Services                                    1.0
Multiline Retail                                 0.9
Real Estate Management &
     Development                                 0.9
Water Utilities                                  0.9
--------------------------------------------------------
TOTAL INVESTMENTS                               99.6
NET OTHER ASSETS AND LIABILITIES                 0.4
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND - FONE

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.6%
               BERMUDA -- 1.5%
       10,829  Marvell Technology Group Ltd.    $      126,807
                                                --------------
               CANADA -- 5.0%
       25,225  Celestica, Inc. (b)                     238,376
       17,505  Research In Motion Ltd. (b) (c)         183,278
                                                --------------
                                                       421,654
                                                --------------
               CAYMAN ISLANDS -- 2.8%
      440,853  Foxconn International Holdings
                  Ltd. (b)                             241,001
                                                --------------
               CHINA -- 2.6%
       29,446  BYD Co., Ltd., Class H (b) (c)           97,570
       74,978  ZTE Corp., Class H (b)                  120,838
                                                --------------
                                                       218,408
                                                --------------
               FINLAND -- 3.0%
       68,013  Nokia Oyj, ADR (b) (c)                  254,369
                                                --------------
               FRANCE -- 2.7%
       67,433  Alcatel-Lucent, ADR (b)                 122,728
        5,648  France Telecom S.A.                      53,432
        2,886  Vivendi S.A.                             54,658
                                                --------------
                                                       230,818
                                                --------------
               GERMANY -- 0.7%
        4,795  Deutsche Telekom AG                      55,948
                                                --------------
               GUERNSEY -- 1.5%
        3,355  Amdocs Ltd.                             124,437
                                                --------------
               HONG KONG -- 0.7%
        5,426  China Mobile Ltd.                        56,666
                                                --------------
               ITALY -- 0.6%
       78,271  Telecom Italia S.p.A.                    54,404
                                                --------------
               JAPAN -- 9.0%
        1,234  KDDI Corp.                               64,201
        2,300  KYOCERA Corp.                           234,221
           37  NTT DOCOMO, Inc.                         57,488
        1,000  SoftBank Corp.                           58,379
       11,400  SONY Corp.                              238,851
       24,000  TOSHIBA Corp.                           115,426
                                                --------------
                                                       768,566
                                                --------------
               NETHERLANDS -- 2.7%
        1,333  Gemalto N.V.                            120,693
       12,575  STMicroelectronics N.V.                 113,284
                                                --------------
                                                       233,977
                                                --------------
               RUSSIA -- 0.7%
        3,090  Mobile TeleSystems, ADR                  58,525
                                                --------------
               SINGAPORE -- 4.3%
        3,299  Avago Technologies Ltd.                 123,317


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               SINGAPORE (CONTINUED)
       31,069  Flextronics International
                  Ltd. (b)                      $      240,474
                                                --------------
                                                       363,791
                                                --------------
               SOUTH KOREA -- 6.0%
        3,369  KT Corp., ADR                            52,287
        3,578  LG Electronics, Inc.                    228,706
          194  Samsung Electronics Co., Ltd.           227,966
                                                --------------
                                                       508,959
                                                --------------
               SPAIN -- 0.6%
        4,136  Telefonica S.A. (b)                      53,001
                                                --------------
               SWEDEN -- 1.3%
       10,142  Telefonaktiebolaget LM Ericsson,
                  Class B                              114,863
                                                --------------
               TAIWAN -- 11.4%
      190,000  Compal Communications, Inc. (b)         247,873
       26,173  HTC Corp.                               208,713
      498,668  Inventec Corp.                          277,861
      232,603  Wistron Corp.                           234,768
                                                --------------
                                                       969,215
                                                --------------
               UNITED KINGDOM -- 1.9%
        2,960  ARM Holdings PLC, ADR                   107,093
       19,817  Vodafone Group PLC                       56,619
                                                --------------
                                                       163,712
                                                --------------
               UNITED STATES -- 40.6%
        2,702  Agilent Technologies, Inc.              115,538
        3,768  Altera Corp.                            124,306
        2,688  Analog Devices, Inc.                    121,121
          549  Apple, Inc.                             217,448
        1,580  AT&T, Inc.                               55,932
       12,292  Benchmark Electronics, Inc. (b)         247,069
        3,564  Broadcom Corp., Class A                 120,321
        7,413  CEVA, Inc. (b)                          143,516
        5,928  Ciena Corp. (b)                         115,122
        1,745  Crown Castle International
                  Corp. (b)                            126,321
          136  Google, Inc., Class A (b)               119,730
        4,410  Maxim Integrated Products, Inc.         122,510
        9,502  Micron Technology, Inc. (b)             136,164
        2,110  Motorola Solutions, Inc.                121,810
        6,343  OmniVision Technologies, Inc. (b)       118,297
        1,942  QUALCOMM, Inc.                          118,617
       23,737  RF Micro Devices, Inc. (b)              126,993
       17,351  Sanmina Corp. (b)                       248,987
        1,604  SBA Communications Corp.,
                  Class A (b)                          118,888
        5,728  Skyworks Solutions, Inc. (b)            125,386
        7,655  Sprint Nextel Corp. (b)                  53,738
        3,149  Synaptics, Inc. (b)                     121,425
       54,693  Tellabs, Inc.                           108,292


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND - FONE

JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
        3,411  Texas Instruments, Inc.          $      118,942
       17,609  TriQuint Semiconductor, Inc. (b)        122,030
        1,128  Verizon Communications, Inc.             56,784
        3,141  Xilinx, Inc.                            124,415
                                                --------------
                                                     3,449,702
                                                --------------

               TOTAL COMMON STOCKS -- 99.6%          8,468,823
               (Cost $8,429,930)                --------------

               COLLATERAL FOR SECURITIES ON LOAN
                 -- 5.3%
               MONEY MARKET FUND -- 1.2%
       95,354  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class - 0.001% (d)        95,354
               (Cost $95,354)

 PRINCIPAL
   VALUE
-------------
               REPURCHASE AGREEMENT -- 4.1%
     $350,076  JPMorgan Chase & Co., 0.08% (d),
                dated 06/28/13, due 07/01/13,
                with a maturity value of
                $350,079. Collateralized by U.S.
                Treasury Bills, interest rate of
                0.00%, due 09/26/13 to 10/03/13.
                The value of the collateral
                including accrued interest is
                $357,075.                              350,076
               (Cost $350,076)                  --------------

               TOTAL COLLATERAL FOR SECURITIES
                  ON LOAN -- 5.3%                      445,430
               (Cost $445,430)                  --------------

               TOTAL INVESTMENTS -- 104.9%           8,914,253
               (Cost $8,875,360) (e)
               NET OTHER ASSETS AND
                LIABILITIES -- (4.9)%                 (413,627)
                                                --------------
               NET ASSETS -- 100.0%             $    8,500,626
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $431,143 and the total value of the collateral held by the Fund is $445,430.

(d)   Interest rate shown reflects yield as of June 30, 2013.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $973,147 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $934,254.

ADR   - American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*         $8,468,823     $     --        $  --
Money Market Fund          95,354           --           --
Repurchase Agreement           --      350,076           --
                      ----------------------------------------
Total Investments      $8,564,177     $350,076        $  --
                      ========================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


                See Notes to Quarterly Portfolio of Investments

                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Semiconductors & Semiconductor                  25.9%
     Equipment
Communications Equipment                        20.2
Electronic Equipment, Instruments
     & Components                               17.1
Computers & Peripherals                         11.4
Wireless Telecommunication
     Services                                    7.6
Household Durables                               5.5
Diversified Telecommunication
     Services                                    5.1
Repurchase Agreement                             4.1
IT Services                                      1.5
Industrial Conglomerates                         1.4
Internet Software & Services                     1.4
Life Sciences Tools & Services                   1.4
Money Market Fund                                1.2
Automobiles                                      1.1
--------------------------------------------------------
TOTAL INVESTMENTS                              104.9
NET OTHER ASSETS AND LIABILITIES                (4.9)
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND - CARZ

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 88.6%
               BERMUDA -- 1.0%
      172,036  Brilliance China Automotive
                  Holdings Ltd. (b)             $      192,974
                                                --------------
               CAYMAN ISLANDS -- 0.8%
      280,000  Geely Automobile Holdings Ltd.          121,299
        1,010  Kolao Holdings                           26,045
                                                --------------
                                                       147,344
                                                --------------
               CHINA -- 3.8%
       52,000  AviChina Industry & Technology
                  Co., Ltd., Class H                    26,885
       36,961  BYD Co., Ltd., Class H (b)              122,472
       52,800  Chongqing Changan Automobile Co.
                  Ltd., Class B                         62,630
       59,648  Dongfeng Motor Group Co., Ltd.,
                  Class H                               79,673
       64,358  Great Wall Motor Co., Ltd., Class
                  H                                    277,561
      137,839  Guangzhou Automobile Group Co.,
                  Ltd., Class H                        130,267
                                                --------------
                                                       699,488
                                                --------------
               FRANCE -- 4.2%
       14,384  Peugeot S.A. (b)                        118,422
        9,994  Renault S.A.                            672,545
                                                --------------
                                                       790,967
                                                --------------
               GERMANY -- 11.7%
        8,105  Bayerische Motoren Werke AG             708,736
       24,174  Daimler AG                            1,462,693
                                                --------------
                                                     2,171,429
                                                --------------
               ITALY -- 2.2%
       54,587  Fiat S.p.A. (b)                         381,553
       10,666  Piaggio & C. S.p.A.                      27,642
                                                --------------
                                                       409,195
                                                --------------
               JAPAN -- 36.1%
       13,000  Daihatsu Motor Co., Ltd.                246,421
       33,000  Fuji Heavy Industries Ltd.              813,521
       40,800  Honda Motor Co., Ltd.                 1,515,910
      166,000  Mazda Motor Corp. (b)                   654,426
      254,000  Mitsubishi Motors Corp. (b)             348,296
       70,100  Nissan Motor Co., Ltd.                  710,330
        3,000  Nissan Shatai Co., Ltd.                  33,787
       26,200  Suzuki Motor Corp.                      604,148
       26,000  Toyota Motor Corp.                    1,570,276
       17,400  Yamaha Motor Co., Ltd.                  225,439
                                                --------------
                                                     6,722,554
                                                --------------
               MALAYSIA -- 1.0%
       41,520  UMW Holdings Berhad                     191,863
                                                --------------
               SOUTH KOREA -- 8.8%
        4,115  Hyundai Motor Co.                       812,515


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               SOUTH KOREA (CONTINUED)
       14,745  Kia Motors Corp.                 $      801,773
        2,370  Ssangyong Motor Co. (b)                  18,531
                                                --------------
                                                     1,632,819
                                                --------------
               TAIWAN -- 0.9%
       43,158  China Motor Corp.                        38,088
       42,486  Sanyang Industrial Co., Ltd. (b)         39,409
       58,857  Yulon Motor Co., Ltd.                    94,262
                                                --------------
                                                       171,759
                                                --------------
               UNITED STATES -- 18.1%
       98,725  Ford Motor Co.                        1,527,276
       22,839  General Motors Co. (b)                  760,767
       13,978  Harley-Davidson, Inc.                   766,274
        3,027  Tesla Motors, Inc. (b)                  325,190
                                                --------------
                                                     3,379,507
                                                --------------
               TOTAL COMMON STOCKS -- 88.6%         16,509,899
               (Cost $14,031,931)               --------------

               PREFERRED STOCKS -- 11.0%
               GERMANY -- 11.0%
        9,278  Porsche Automobil Holding SE            718,319
        6,590  Volkswagen AG                         1,334,281
                                                --------------
               TOTAL PREFERRED STOCKS -- 11.0%       2,052,600
               (Cost $1,977,777)                --------------

               TOTAL INVESTMENTS -- 99.6%           18,562,499
               (Cost $16,009,708) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                     68,469
                                                --------------
               NET ASSETS -- 100.0%             $   18,630,968
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,613,956 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $61,165.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND - CARZ

JUNE 30, 2013 (UNAUDITED)


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $16,509,899      $ --           $ --
Preferred Stocks        2,052,600        --             --
                    ------------------------------------------
Total Investments     $18,562,499      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.



                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Automobiles                                     99.2%
Auto Components                                  0.2
Aerospace & Defense                              0.1
Specialty Retail                                 0.1
--------------------------------------------------------
TOTAL INVESTMENTS                               99.6
NET OTHER ASSETS AND LIABILITIES                 0.4
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND - SKYY

PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 100.0%
               CANADA -- 3.1%
       42,649  Open Text Corp.                  $    2,920,177
                                                --------------
               GERMANY -- 3.1%
       40,120  SAP AG, ADR                           2,921,940
                                                --------------
               INDIA -- 0.8%
       97,840  Wipro Ltd., ADR                         712,275
                                                --------------
               ISRAEL -- 0.8%
       14,733  Check Point Software
                  Technologies Ltd. (b)                731,935
                                                --------------
               UNITED STATES -- 92.2%
       49,054  Activision Blizzard, Inc.               699,510
       16,672  Adobe Systems, Inc. (b)                 759,576
       71,539  Akamai Technologies, Inc. (b)         3,043,984
       11,113  Amazon.com, Inc. (b)                  3,085,969
        5,424  Apple, Inc.                           2,148,338
      208,257  Aruba Networks, Inc. (b)              3,198,827
       15,833  BMC Software, Inc. (b)                  714,702
      371,761  Brightcove, Inc. (b)                  3,256,626
       25,274  CA, Inc.                                723,595
      126,389  Cisco Systems, Inc.                   3,072,517
      122,969  EMC Corp.                             2,904,528
       15,932  Equinix, Inc. (b)                     2,942,959
       41,150  F5 Networks, Inc. (b)                 2,831,120
      128,850  Facebook, Inc., Class A (b)           3,203,211
       15,746  Financial Engines, Inc.                 717,860
        3,480  Google, Inc., Class A (b)             3,063,688
       94,286  Hewlett-Packard Co.                   2,338,293
       86,033  Informatica Corp. (b)                 3,009,434
       11,536  International Business Machines
                  Corp.                              2,204,645
       12,421  Intuit, Inc.                            758,054
       16,885  j2 Global, Inc.                         717,781
      159,828  Juniper Networks, Inc. (b)            3,086,279
       67,809  Microsoft Corp.                       2,341,445
       80,357  NetApp, Inc. (b)                      3,035,887
       14,231  Netflix, Inc. (b)                     3,004,022
       29,587  NetScout Systems, Inc. (b)              690,561
       35,428  NetSuite, Inc. (b)                    3,250,165
       90,161  Oracle Corp.                          2,769,746
       62,161  Polycom, Inc. (b)                       655,177
       87,947  Rackspace Hosting, Inc. (b)           3,332,312
       66,464  Red Hat, Inc. (b)                     3,178,308
       81,063  Salesforce.com, Inc. (b)              3,094,985
       54,292  Teradata Corp. (b)                    2,727,087
      141,286  TIBCO Software, Inc. (b)              3,023,520
       43,664  VMware, Inc., Class A (b)             2,925,051
    1,079,688  Zynga, Inc., Class A (b)              3,001,533
                                                --------------
                                                    85,511,295
                                                --------------


               DESCRIPTION                               VALUE
--------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%         $92,797,622
               (Cost $91,543,064) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                    (24,742)
                                                --------------
               NET ASSETS -- 100.0%             $   92,772,880
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,783,126 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,528,568.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $92,797,622      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND - SKYY

JUNE 30, 2013 (UNAUDITED)

                                               % OF
INDUSTRY                                    NET ASSETS
--------------------------------------------------------
Software                                        40.4%
Internet Software & Services                    21.1
Communications Equipment                        13.8
Computers & Peripherals                         11.2
Internet & Catalog Retail                        6.6
IT Services                                      6.1
Capital Markets                                  0.8
--------------------------------------------------------
TOTAL INVESTMENTS                              100.0
NET OTHER ASSETS AND LIABILITIES                (0.0)**
                                              -------
TOTAL                                          100.0%
                                              =======
 ** Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds (each a "Fund" and collectively, the "Funds") as follows, including the exchange on which they are listed and traded:

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
            Inc. ("NYSE Arca") ticker "FDD")
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
            (NYSE Arca ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
            ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
            Arca ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
            (NASDAQ(R) Stock Market, LLC. ("NASDAQ") ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
      First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2013 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2013 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o     Quoted prices for similar investments in active markets.
            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2013 (UNAUDITED)

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividends and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, only GRID and FONE have securities in the securities lending program.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2013 (UNAUDITED)

                             ADDITIONAL INFORMATION

The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. ("First Trust") and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)," "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

International Securities Exchange, LLC(R), ISE(R), the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and Construction(TM) Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index, the ISE BICK(TM) Index and the ISE Cloud Computing(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust. FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Exchange-Traded Fund II
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 9, 2013
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 9, 2013
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 9, 2013
     --------------------

* Print the name and title of each signing officer under his or her signature.